The Huntington Funds
Class A Shares
Class B Shares
Institutional Shares
Supplement to current Prospectus dated May 1, 2009

1. Effective on or about August 8, 2009, the front-end sales charge on Class A Shares of Huntington Dividend Capture Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Situs Fund and Huntington Technical Opportunities Fund,  (the “Equity Funds”) and Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund and Huntington Ohio Tax-Free Fund (the “Income Funds”) will be reduced. Accordingly, please replace the Equity Funds’ and Income Funds’ fee tables in your Class A Shares/Class B Shares/Institutional Shares Prospectus with the following revised fee tables, which shall be effective on or about August 8, 2009:

Dividend Capture Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.31%	0.31%

Total Direct Annual Fund Operating Expenses	1.31%	1.56%	2.06%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.01%	0.01%	0.01%

Total Direct and Acquired Fund Annual Operating Expenses	1.32%	1.57%	2.07%

* This sales charge varies depending upon how much you invest. See “Sales Charges.’’
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$134	$418	$723	$1,590
Class A Shares	$627	$947	$1,290	$2,254
Class B Shares
If you do not sell your Shares:	$210	$649	$1,114	$2,272
If you sell your Shares at the end of the period:	$710	$949	$1,314	$2,272

Growth Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.30%	0.30%

Total Annual Fund Operating Expenses	1.15%	1.40%	1.90%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.03%	0.03%	0.03%

Total Direct and Acquired Fund Annual Operating Expenses	1.18%	1.43%	1.93%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$120	$375	$649	$1,432
Class A Shares	$614	$906	$1,219	$2,107
Class B Shares
If you do not sell your Shares:	$196	$606	$1,042	$2,124
If you sell your Shares at the end of the period:	$696	$906	$1,242	$2,124

Income Equity Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.31%	0.31%

Total Annual Fund Operating Expenses	1.16%	1.41%	1.91%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$118	$368	$638	$1,409
Class A Shares	$612	$900	$1,209	$2,086
Class B Shares
If you do not sell your Shares:	$194	$600	$1,032	$2,103
If you sell your Shares at the end of the period:	$694	$900	$1,232	$2,103

International Equity Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%	0.32%	0.32%

Total Direct Annual Fund Operating Expenses	1.57%	1.82%	2.32%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.03%	0.03%	0.03%

Total Direct and Acquired Fund Annual Operating Expenses	1.60%	1.85%	2.35%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$163	$505	$871	$1,900
Class A Shares	$654	$1,029	$1,428	$2,541
Class B Shares
If you do not sell your Shares:	$238	$733	$1,255	$2,562
If you sell your Shares at the end of the period:	$738	$1,033	$1,455	$2,562

Macro 100 Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares
Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.56%	0.56%	0.56%

Total Direct Annual Fund Operating Expenses	1.56%	1.81%	2.31%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$159	$493	$850	$1,856
Class A Shares	$650	$1,017	$1,408	$2,501
Class B Shares
If you do not sell your Shares:	$234	$721	$1,235	$2,521
If you sell your Shares at the end of the period:	$734	$1,021	$1,435	$2,521

Mid Corp America Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.31%	0.31%

Total Direct Annual Fund Operating Expenses	1.31%	1.56%	2.06%
Acquired Fund Fees & Expenses****	0.02%	0.02%	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.33%	1.58%	2.08%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$135	$421	$729	$1,601
Class A Shares	$628	$950	$1,295	$2,264
Class B Shares
If you do not sell your Shares:	$211	$652	$1,119	$2,283
If you sell your Shares at the end of the period:	$711	$952	$1,319	$2,283

New Economy Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.34%	0.34%

Total Direct Annual Fund Operating Expenses	1.44%	1.69%	2.19%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.04%	0.04%	0.04%

Total Direct and Acquired Fund Annual Operating Expenses	1.48%	1.73%	2.23%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$151	$468	$808	$1,768
Class A Shares	$642	$994	$1,369	$2,419
Class B Shares
If you do not sell your Shares:	$226	$697	$1,195	$2,439
If you sell your Shares at the end of the period:	$726	$997	$1,395	$2,439

Real Strategies Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.38%	0.38%	0.38%

Total Direct Annual Fund Operating Expenses	1.38%	1.63%	2.13%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.13%	0.13%	0.13%

Total Direct and Acquired Fund Annual Operating Expenses	1.51%	1.76%	2.26%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$154	$477	$824	$1,802
Class A Shares	$645	$1,003	$1,384	$2,450
Class B Shares
If you do not sell your Shares:	$229	$ 706	$1,210	$2,470
If you sell your Shares at the end of the period:	$729	$1,006	$1,410	$2,470

Rotating Markets Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.43%	0.43%	0.43%

Total Direct Annual Fund Operating Expenses	1.18%	1.43%	1.93%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.64%	0.64%	0.64%

Total Direct and Acquired Fund Annual Operating Expenses	1.82%	2.07%	2.57%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$185	$573	$985	$2,137
Class A Shares	$675	$1,093	$1,536	$2,761
Class B Shares
If you do not sell your shares:	$260	$799	$1,365	$2,783
If you sell your Shares at the end of the period:	$760	$1,099	$1,565	$2,783

Situs Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.34%	0.34%

Total Direct Annual Fund Operating Expenses	1.34%	1.59%	2.09%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.02%	0.02%	0.02%

Total Direct and Acquired Fund Annual Operating Expenses	1.36%	1.61%	2.11%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$138	$431	$745	$1,635
Class A Shares	$631	$959	$1,309	$2,295
Class B Shares
If you do not sell your Shares:	$214	$661	$1,134	$2,314
If you sell your Shares at the end of the period:	$714	$961	$1,334	$2,314

Technical Opportunities Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	4.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	1.58%	1.58%	1.58%

Total Direct Annual Fund Operating Expenses	2.58%	2.83%	3.33%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.36%	0.36%	0.36%

Total Direct and Acquired Fund Annual Operating Expenses	2.94%	3.19%	3.69%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$297	$910	$1,548	$3,261
Class A Shares	$782	$1,412	$2,064	$3,803
Class B Shares
If you do not sell your Shares:	$371	$1,129	$1,906	$3,832
If you sell your Shares at the end of the period:	$871	$1,429	$2,106	$3,832

Fixed Income Securities Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	3.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.31%	0.31%

Total Direct Annual Fund Operating Expenses	1.06%	1.31%	1.81%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.01%	0.01%	0.01%

Total Direct and Acquired Fund Annual Operating Expenses	1.07%	1.32%	1.82%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$109	$340	$590	$1,306
Class A Shares	$504	$778	$1,071	$1,906
Class B Shares
If you do not sell your Shares:	$185	$573	$985	$2,006
If you sell your Shares at the end of the period:	$685	$873	$1,185	$2,006

Intermediate Government Income Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	3.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%	0.32%	0.32%

Total Direct Annual Fund Operating Expenses	1.07%	1.32%	1.82%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.01%	0.01%	0.01%

Total Direct and Acquired Fund Annual Operating Expenses	1.08%	1.33%	1.83%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$110	$343	$595	$1,317
Class A Shares	$505	$781	$1,076	$1,916
Class B Shares
If you do not sell your Shares:	$186	$576	$990	$2,017
If you sell your Shares at the end of the period:	$686	$876	$1,190	$2,017

Mortgage Securities Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	3.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.35%	0.35%	0.35%

Total Direct Annual Fund Operating Expenses	1.10%	1.35%	1.85%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses****	0.01%	0.01%	0.01%

Total Direct and Acquired Fund Annual Operating Expenses	1.11%	1.36%	1.86%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$113	$353	$612	$1,352
Class A Shares	$508	$790	$1,092	$1,949
Class B Shares
If you do not sell your Shares:	$189	$585	$1,006	$2,049
If you sell your Shares at the end of the period:	$689	$885	$1,206	$2,049

Ohio Tax-Free Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	0%	3.75%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.47%	0.47%	0.47%

Total Annual Fund Operating Expenses	1.22%	1.47%	1.97%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$124	$387	$670	$1,477
Class A Shares	$519	$822	$1,148	$2,066
Class B Shares
If you do not sell your Shares:	$200	$618	$1,062	$2,167
If you sell your Shares at the end of the period:	$700	$918	$1,262	$2,167

2. Please revise the third paragraph in the “Distribution of Funds” section on p. 161 of the Class A Shares/Class B Shares/Institutional Shares Prospectus with the following language:

“In connection with the sale of Class A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays a portion of this charge (known as the “dealer reallowance”) to selling broker-dealers that are eligible to receive it. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Class A Shares and Class B Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Class A Shares or Class B Shares. See the “Sales Charges” section for the Dealer Reallowance Schedule.”

3. As noted previously, effective on or about August 8, 2009, the front-end sales charge on Class A Shares of the Equity Funds and the Income Funds will be reduced. Accordingly, please revise the “Sales Charges” section on pp. 162-163 of the Class A Shares/Class B Shares/Institutional Shares Prospectus with the following revised tables, which shall be effective on or about August 8, 2009:

“Sales Charges
Purchases of Class A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds
Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance

$0-$49,999	4.75%	4.99%	4.25%
$50,000-$99,999	3.75%	3.90%	3.25%
$100,000-$249,999	3.00%	3.09%	2.50%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.50%
$750,000-$999,999	1.25%	1.27%	1.00%
$1,000,000 and Over	0.00%**	0.00%**	0.00%

Income Funds (except Short/Intermediate Fixed Income Securities Fund)
Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance

$0-$49,999	3.75%	3.90%	3.25%
$50,000-$99,999	2.75%	2.83%	2.25%
$100,000-$249,999	2.00%	2.04%	1.50%
$250,000-$499,999	1.50%	1.52%	1.00%
$500,000-$749,999	1.00%	1.01%	0.75%
$750,000-$999,999	0.75%	0.76%	0.50%
$1,000,000 and Over	0.00%**	0.00%**	0.00%

Short/Intermediate Fixed Income Securities Fund
Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance

$0-$99,999	1.50%	1.52%	1.35%
$100,000 and Over	0.00%	0.00%	0.00%

* As noted below, for purposes of calculating the “Amount of Transaction,” you may include the current value of Class B Shares of Equity and Income Funds owned provided you notify the Distributor or the financial intermediary through whom you are making the purchase.
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.”

4. Effective June 15, 2009, Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with Huntington Tax-Free Money Market Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund and Huntington U.S. Treasury Money Market Fund (the “Money Market Funds”) whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Money Market Funds to the extent necessary to ensure that the Money Market Funds maintain a positive yield of at least 0.01%.  HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to this agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. Accordingly, please replace each Money Market Fund fee table in your Class A Shares/Class B Shares/Institutional Shares Prospectus with the following:

Tax-Free Money Market Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees* (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares

Investment Advisory Fees**	0.30%	0.30%
Distribution (12b-1) Fees	None	0.25%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.33%	0.33%

Total Direct Annual Fund Operating Expenses	0.88%	1.13%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses***	0.01%	0.01%

Total Direct and Acquired Fund Annual Operating Expenses	0.89%	1.14%

* Does not include any wire transfer fees, if applicable.
** Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with the Fund effective June 15, 2009 whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and or reimbursement. This recoupment could negatively affect the Fund’s future yield. HAA may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.
*** Because the Fund invests in other Funds, the Fund is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the expenses of the Fund and the Acquired (Underlying) Funds set forth above are based upon the expense ratios for the respective Fund’s most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$91	$284	$493	$1,096
Class A Shares	$116	$362	$628	$1,386

Money Market Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	0%	0%	0%

Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)	0%	0%	5.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)*	0%	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares	Class B Shares

Investment Advisory Fees**	0.26%	0.26%	0.26%
Distribution (12b-1) Fees	None	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.29%	0.29%

Total Annual Fund Operating Expenses	0.80%	1.05%	1.55%

* Does not include any wire transfer fees, if applicable.
** Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with the Fund effective June 15, 2009 whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and or reimbursement. This recoupment could negatively affect the Fund’s future yield. HAA may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$82	$255	$444	$990
Class A Shares	$107	$334	$579	$1,283
Class B Shares
If you do not sell your Shares:	$158	$490	$845	$1,711
If you sell your Shares at the end of the period:	$658	$790	$1,045	$1,711

Ohio Municipal Money Market Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees* (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares

Investment Advisory Fees**	0.30%	0.30%
Distribution (12b-1) Fees	None	0.25%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.28%	0.28%

Total Annual Fund Operating Expenses	0.83%	1.08%

* Does not include any wire transfer fees, if applicable.
** Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with the Fund effective June 15, 2009 whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and or reimbursement. This recoupment could negatively affect the Fund’s future yield. HAA may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$85	$265	$460	$1,025
Class A Shares	$110	$343	$595	$1,317

U.S. Treasury Money Market Fund

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.
Shareholder Fees* (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Institutional Shares	Class A Shares

Investment Advisory Fees**	0.20%	0.20%
Distribution Fees	None	0.25%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.31%	0.31%

Total Direct Annual Fund Operating Expenses	0.76%	1.01%

* Does not include any wire transfer fees, if applicable.
** Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with the Fund effective June 15, 2009 whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and or reimbursement. This recoupment could negatively affect the Fund’s future yield. HAA may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$78	$243	$422	$942
Class A Shares	$103	$322	$558	$1,236

June 24, 2009

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Huntington Money Market Fund
(A Portfolio of The Huntington Funds)
Interfund Shares
Supplement to current Prospectus dated May 1, 2009

Effective June 15, 2009, Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with Huntington Money Market Fund (the “Fund”) whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%.  HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to this agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. Accordingly, please replace the Fund’s fee table in your Interfund Shares Prospectus with the following:

Money Market Fund

Fees and Expenses

The following table describes the fees and expenses you would pay if you bought and held Fund Shares.

Shareholder Fees (fees paid directly from your investment)
None (other than applicable wire transfer fees)

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Interfund Shares

Investment Advisory Fee†	0.26%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.55%

† The Advisor is entitled to receive a maximum fee of 0.30% of the Fund’s average daily net assets. This fee is subject to breakpoints as the Fund’s assets increase. See section entitled “Fees Paid to Advisor and Affiliates”.   Huntington Asset Advisors, Inc. (“HAA”) has entered into an agreement with the Fund effective June 15, 2009 whereby HAA has agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. HAA shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and or reimbursement. This recoupment could negatively affect the Fund’s future yield. HAA may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Interfund Shares	$56	$176	$307	$689

June 24, 2009

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